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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                            Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Growth Shares
Schedule of Investments  9/30/07

 Shares                                                          Value

           COMMON STOCKS - 97.9 %
           Energy - 7.9 %
           Integrated Oil & Gas - 7.9 %
 262,600   Hess Corp.                                         $17,470,778
  79,300   Suncor Energy, Inc.                                  7,518,433
 256,200   USX-Marathon Group, Inc.                            14,608,524
                                                              $39,597,735
           Total Energy                                       $39,597,735
           Capital Goods - 12.7 %
           Aerospace & Defense - 7.9 %
  50,200   Boeing Co.                                         $ 5,270,498
  37,300   General Dynamics Corp.                               3,150,731
 107,100   Honeywell International, Inc.                        6,369,237
  76,600   L-3 Communications Holdings, Inc.                    7,823,924
 217,000   United Technologies Corp.                           17,464,160
                                                              $40,078,550
           Industrial Conglomerates - 4.8 %
 159,600   3M Co.                                             $14,935,368
 221,100   General Electric Co.                                 9,153,540
                                                              $24,088,908
           Total Capital Goods                                $64,167,458
           Consumer Durables & Apparel - 1.9 %
           Footwear - 1.9 %
 166,400   Nike, Inc.                                         $ 9,761,024
           Total Consumer Durables & Apparel                  $ 9,761,024
           Media - 1.5 %
           Movies & Entertainment - 1.5 %
 145,000   The Walt Disney Co.                                $ 4,986,550
  64,850   Viacom, Inc. (Class B) *                             2,527,205
                                                              $ 7,513,755
           Total Media                                        $ 7,513,755
           Retailing - 4.5 %
           Apparel Retail - 2.9 %
  63,900   Abercrombie & Fitch Co.                            $ 5,156,730
 334,600   TJX Companies, Inc.                                  9,726,822
                                                              $14,883,552
           Home Improvement Retail - 1.6 %
 244,600   Home Depot, Inc.                                   $ 7,934,824
           Total Retailing                                    $22,818,376
           Food & Drug Retailing - 4.2 %
           Drug Retail - 3.3 %
 414,400   CVS Corp.                                          $16,422,672
           Food Retail - 0.9 %
 240,181   Winn-Dixie Stores, Inc. *                          $ 5,099,085
           Total Food & Drug Retailing                        $21,521,757
           Household & Personal Products - 2.7 %
           Household Products - 2.7 %
 195,500   Procter & Gamble Co.                               $13,751,470
           Total Household & Personal Products                $13,751,470
           Health Care Equipment & Services - 2.5 %
           Health Care Equipment - 2.5 %
 222,600   Medtronic, Inc.                                    $12,556,866
           Total Health Care Equipment & Services             $12,556,866
           Pharmaceuticals & Biotechnology - 14.8 %
           Biotechnology - 5.5 %
 373,000   Cubist Pharmaceuticals, Inc. *                     $ 7,881,490
 258,400   Gilead Sciences, Inc. *                             10,560,808
 235,700   Vertex Pharmaceuticals, Inc. *                       9,053,237
                                                              $27,495,535
           Pharmaceuticals - 9.3 %
 540,100   Bristol-Myers Squibb Co.                           $15,565,682
 252,400   Eli Lilly & Co.                                     14,369,132
 385,428   Teva Pharmaceutical Industries, Ltd. (b)            17,139,983
                                                              $47,074,797
           Total Pharmaceuticals & Biotechnology              $74,570,332
           Diversified Financials - 10.1 %
           Asset Management & Custody Banks - 3.1 %
  84,600   Franklin Resources, Inc.                           $10,786,500
  59,400   Legg Mason, Inc.                                     5,006,826
                                                              $15,793,326
           Consumer Finance - 2.5 %
 210,600   American Express Co.                               $12,503,322
           Investment Banking & Brokerage - 2.0 %
 142,700   Merrill Lynch & Co., Inc.                          $10,171,656
           Other Diversified Finance Services - 2.5 %
 102,300   Citigroup, Inc.                                    $ 4,774,341
 165,700   J.P. Morgan Chase & Co.                              7,592,374
                                                              $12,366,715
           Total Diversified Financials                       $50,835,019
           Software & Services - 3.9 %
           Systems Software - 3.9 %
 213,600   Microsoft Corp.                                    $ 6,292,656
 611,400   Oracle Corp. *                                      13,236,810
                                                              $19,529,466
           Total Software & Services                          $19,529,466
           Technology Hardware & Equipment - 19.5 %
           Communications Equipment - 17.1 %
 862,600   Cisco Systems, Inc. *                              $28,560,686
 837,500   Corning, Inc. *                                     20,644,375
 188,226   F5 Networks, Inc. *                                  7,000,125
 351,700   Juniper Networks, Inc. * (b)                        12,875,737
 219,300   Nokia Corp. (A.D.R.)                                 8,318,049
 205,100   Qualcomm, Inc.                                       8,667,526
                                                              $86,066,498
           Computer Hardware - 2.4 %
 245,700   Hewlett-Packard Co.                                $12,233,403
           Total Technology Hardware & Equipment              $98,299,901
           Semiconductors - 11.7 %
           Semiconductor Equipment - 1.8 %
 426,300   Applied Materials, Inc.                            $ 8,824,410
           Semiconductors - 9.9 %
 216,100   Broadcom Corp. *                                   $ 7,874,683
 887,300   Intel Corp.                                         22,945,578
 521,500   Texas Instruments, Inc.                             19,081,685
                                                              $49,901,946
           Total Semiconductors                               $58,726,356
           TOTAL COMMON STOCKS
           (Cost  $411,862,197)                               $493,649,515
Principal
 Amount    TEMPORARY CASH INVESTMENTS - 9.0 %
           Repurchase Agreement - 3.7 %
18,500,000 UBS Warburg, Inc., 3.85%, dated 9/28/07, repurchase price of
           $18,500,000 plus accrued interest on 10/1/07, collateralized by
           $18,683,000 U.S. Treasury Bill, 4.875%, 8/31/08    $18,500,000
 Shares
           Security Lending Collateral - 5.3 %
26,611,358 Securities Lending Investment Fund, 5.24%          $26,611,358
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $45,111,358)                                $45,111,358

           TOTAL INVESTMENT IN SECURITIES - 107.0%
           (Cost  $457,973,555)                               $538,760,873

           OTHER ASSETS AND LIABILITIES - (7.0)%              $(35,095,073)

           TOTAL NET ASSETS - 100.0%                          $503,665,800

    (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $457,973,555 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $88,466,479

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (7,679,161)

           Net unrealized gain                                $80,787,318

    (b)    At September 30, 2007, the following securities were out on loan:

 Shares                         Security                       Market Value
264,674    Teva Pharmaceutical Industries, Ltd.               $11,770,053
346,919    Juniper Networks, Inc. *                            12,700,705
           Total                                              $24,470,758


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.